Fair value of financial instruments - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of fair value measurement of assets and liabilities [line Items]
Changes in the fair value of the financial assets designated as at FVTPL attributable to changes in credit risk	$ 360	$ (662)
Transfers out of Level 1 to Level 2		0
Transfers out of Level 2 to Level 1	0	0
Transfers out of Level 3 to Level 2		0
Maximum exposure to credit risk	692	589
Cumulative change in fair value attributable to changes in credit risk	(102)	(490)
Banking services [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fees received for services	6,112	6,118
Investment management, trust, custodial, underwriting, brokerage and other similar fiduciary services [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fees received for services	15,319	$ 14,932
Obligations related to securities sold short [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Transfers out of Level 1 to Level 2	151
Investment U.S. federal, state, municipal and agencies [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Transfers out of Level 1 to Level 2	435
Trading U.S. federal, state, municipal and agencies debt [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Transfers out of Level 1 to Level 2	763
Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Positive fair value using reasonably possible alternatives	156
Negative fair value using reasonably possible alternatives	148
Positive fair value using other reasonably possible alternatives assets recorded in other components of equity	63
Negative fair value using other reasonably possible alternatives assets recorded in other components of equity	61
Negative fair value movement from using reasonably possible alternatives	92
Positive fair value movement from using reasonably possible alternatives	$ 85
Significant unobservable inputs used in fair value measurement of assets and liabilities [member] | Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Discount rate adjustment when discounted cash flow method is used to determine fair value	2.00%